Borrowings (Details) - USD ($)			6 Months Ended
	Dec. 31, 2024	Sep. 28, 2023	Jun. 30, 2024	Jun. 30, 2023
Borrowings [Line Items]
Loan principal amount		$ 13,420,000
Bears interest rate	4.00%
Interest expense				$ 411,270
Bank Borrowings One [Member]
Borrowings [Line Items]
Borrowings interest rate			4.69%
Maturity date			April 7, 2025
Interest expense			$ 10,002
Bank Borrowings Two [Member]
Borrowings [Line Items]
Borrowings interest rate			3.77%
Maturity date			September 25, 2024
Interest expense				$ 33,394